Fair Value of Debt (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	$ 3,788	$ 3,495	$ 3,539
Fair Value, Inputs, Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	0	0	0
Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	3,748	3,410	3,214
Fair Value, Inputs, Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	11	11	12
Estimate of Fair Value, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	$ 3,759	$ 3,421	$ 3,226